Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31
	2017	2018
	NIS in thousands
Breakdown by currency:
NIS	9,654	9,437
In foreign currency (mainly U.S. dollars)	8,163	10,628
	17,817	20,065